GOODWILL - Determination of recoverable amounts in the impairment tests performed in significant CGU groups (Details) - Telecommunications	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Percentage of pre-tax discount rate (WACC)	8.50%	8.50%
Perpetual growth rate	2.00%	2.00%